BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Sep. 30, 2015
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
	Three months ended September 30, 2015 (Unaudited)
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges		Total
Balance as of July 1, 2015	$2,094		$46	$2,140
Other comprehensive loss before reclassifications	(1,771)		(39)	(1,810)
Amounts reclassified from accumulated other comprehensive loss	119		(7)	112
Net current-period other comprehensive income	(1,652)		(46)	(1,698)
Balance as of September 30, 2015	$442	$	(-)	$442